Income Tax - Summary of Tax Charges (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Major Components Of Tax Expense Income [Line Items]
Total tax charge for the year	$ 1	$ (3,709)
United States
Major Components Of Tax Expense Income [Line Items]
Total tax charge for the year		$ (3,709)
Other Than U S
Major Components Of Tax Expense Income [Line Items]
Total tax charge for the year	$ 1